Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Mar. 31, 2011
Reconciliations of Beginning and Ending Balances of the Pension Benefit Obligations and the Fair Value of the Plan Assets

Reconciliations of beginning and ending balances of the pension benefit obligations and the fair value of the plan assets are as follows:

	Yen (millions)
	Japanese plans		Foreign plans
	2010	2011	2010	2011
Change in benefit obligations:
Benefit obligations at beginning of year	¥(1,129,636)	¥(1,157,951)	¥(296,305)	¥(430,683)
Service cost	(37,215)	(35,209)	(15,210)	(18,113)
Interest cost	(22,593)	(23,159)	(23,135)	(24,165)
Plan participants’ contributions	—	—	(129)	(199)
Actuarial gain (loss)	(12,484)	(2,936)	(99,498)	(20,033)
Benefits paid	43,977	45,229	9,352	7,672
Amendment	—	—	(1,325)	—
Other	—	—	(7,162)	742
Foreign currency translation	—	—	2,729	38,620

Benefit obligations at end of year	(1,157,951)	(1,174,026)	(430,683)	(446,159)

Change in plan assets:
Fair value of plan assets at beginning of year	578,832	694,738	285,214	379,648
Actual return on plan assets	89,610	26,760	94,507	37,866
Employer contributions	70,273	72,076	11,405	20,617
Plan participants’ contributions	—	—	129	199
Benefits paid	(43,977)	(45,229)	(9,352)	(7,672)
Foreign currency translation	—	—	(2,255)	(35,093)

Fair value of plan assets at end of year	694,738	748,345	379,648	395,565

Funded status	(463,213)	(425,681)	(51,035)	(50,594)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	¥1,259	¥1,171	¥9,479	¥4,735
Current liabilities	(360)	(403)	(21)	(86)
Noncurrent liabilities	(464,112)	(426,449)	(60,493)	(55,243)

Total	(463,213)	(425,681)	(51,035)	(50,594)

Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	¥458,609	¥436,688	¥132,730	¥135,868
Net transition obligation	—	—	171	140
Prior service cost (benefit)	(170,583)	(154,279)	537	532

Total	288,026	282,409	133,438	136,540

Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥(1,147,349)	¥(1,156,330)	¥(368,470)	¥(298,015)
Accumulated benefit obligations	(1,070,640)	(1,086,774)	(317,593)	(273,168)
Fair value of plan assets	683,298	731,018	307,988	263,553

Pension Expense and Other Amounts Recognized in Other Comprehensive Income (Loss)

Pension expense and other amounts recognized in other comprehensive income (loss) for each of the years in the three-year period ended March 31, 2011 include the following:

	Yen (millions)
	2009	2010	2011
Japanese plans:
Pension Cost
Service cost-benefits earned during the year	¥41,175	¥37,215	¥35,209
Interest cost on projected benefit obligations	24,201	22,593	23,159
Expected return on plan assets	(30,213)	(22,080)	(22,972)
Amortization of actuarial loss (gain)	21,316	27,288	21,871
Amortization of prior service cost (benefit)	(9,543)	(16,304)	(16,304)

	¥46,936	¥48,712	¥40,963

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	157,347	(56,262)	(50)
Amortization of actuarial loss (gain)	(21,316)	(27,288)	(21,871)
Prior service cost (benefit)	(135,212)	—	—
Amortization of prior service cost (benefit)	9,543	16,304	16,304

	¥10,362	¥(67,246)	¥(5,617)

Total recognized in Pension cost and Other comprehensive income (loss)	¥57,298	¥(18,534)	¥35,346

Foreign plans:
Pension Cost
Service cost-benefits earned during the year	¥27,198	¥15,210	¥18,113
Interest cost on projected benefit obligations	26,558	23,135	24,165
Expected return on plan assets	(38,297)	(27,675)	(27,332)
Amortization of actuarial loss (gain)	433	1,403	5,422
Amortization of net transition Obligation	32	31	31
Amortization of prior service cost (benefit)	808	(44)	5
Other	4,582	7,162	382

	¥21,314	¥19,222	¥20,786

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	83,040	32,479	8,560
Amortization of actuarial loss (gain)	(433)	(1,403)	(5,422)
Amortization of net transition obligation	(32)	(31)	(31)
Prior service cost (benefit)	(6,932)	989	—
Amortization of prior service cost (benefit)	(808)	44	(5)
Other	(808)	—	—

	¥74,027	¥32,078	¥3,102

Total recognized in Pension cost and Other comprehensive income (loss)	¥95,341	¥51,300	¥23,888

Weighted-average Assumptions Used to determine Benefit Obligation

Weighted-average assumptions used to determine benefit obligation at March 31, 2010 and 2011 were as follows:

	2010	2011
Japanese plans:
Discount rate	2.0%	2.0%
Rate of salary increase	2.3%	2.2%

Foreign plans:
Discount rate	5.6 ~ 6.5%	5.5 ~ 6.0%
Rate of salary increase	1.5 ~ 5.3%	1.5 ~ 4.6%

Weighted-average Assumptions Used to determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic benefit cost for each of the years in the three-year period ended March 31, 2011 were as follows:

	2009	2010	2011
Japanese plans:
Discount rate	2.0%	2.0%	2.0%
Rate of salary increase	2.3%	2.3%	2.3%
Expected long-term rate of return	4.0%	3.0%	3.0%

Foreign plans:
Discount rate	5.5 ~ 6.8%	6.9 ~ 8.0%	5.6 ~ 6.5%
Rate of salary increase	2.9 ~ 6.4%	1.5 ~ 6.4%	1.5 ~ 5.3%
Expected long-term rate of return	6.5 ~ 8.0%	6.5 ~ 8.0%	6.5 ~ 8.0%

Estimated Future Gross Benefit Payments

The following table presents estimated future gross benefit payments:

Years ending March 31:	Yen (millions)
	Japanese plans	Foreign plans
2012	41,519	8,102
2013	41,562	8,783
2014	43,307	9,857
2015	43,899	11,241
2016	46,024	12,663
2017-2021	265,113	103,045

Japanese plans
Fair Value of the Foreign Pension Plan Assets by Plan Category

The following tables present the fair value of the Japanese pension plan assets by asset category as of March 31, 2010 and 2011.

	Yen (millions)
As of March 31, 2010	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥12,222	¥—	¥—	¥12,222
Short-term investments	—	763	—	763
Equity securities	221,048	—	139	221,187
Corporate bonds	3,086	3,205	229	6,520
Government, agency and local bonds	170,302	82,542	274	253,118
Group annuity insurance:
General accounts	—	9,257	—	9,257
Separate accounts	—	13,069	—	13,069
Pooled funds:
Hedge funds	—	—	28,444	28,444
Commingled and other mutual funds	316	160,669	—	160,985
Derivative instruments	(49)	(10,778)	—	(10,827)

Total	¥406,925	¥258,727	¥29,086	¥694,738

	Yen (millions)
As of March 31, 2011	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥24,458	¥—	¥—	¥24,458
Equity securities	222,184	4	260	222,448
Corporate bonds	4,766	2,173	1,022	7,961
Government, agency and local bonds	180,841	76,329	—	257,170
Group annuity insurance:
General accounts	—	14,029	—	14,029
Separate accounts	—	12,906	—	12,906
Pooled funds:
Hedge funds	—	—	55,464	55,464
Commingled and other mutual funds	415	158,754	686	159,855
Derivative instruments	255	(6,201)	—	(5,946)

Total	¥432,919	¥257,994	¥57,432	¥748,345

*	Information about three hierarchy levels is described in note 16.

Reconciliation for Level 3 Foreign Pension Plan Assets

The following tables present a reconciliation during the year ended March 31, 2010 and 2011 for Level 3 Japanese pension plan assets.

	Yen (millions)
				Pooled funds	Total
For the year ended March 31, 2010	Equity securities	Corporate bonds	Government, agency and local bonds	Hedge funds
Balance at beginning of year	¥114	¥332	¥1,304	¥72,660	¥74,410
Actual return on plan assets:
Relating to assets still held at the reporting date	15	69	7	1,805	1,896
Relating to assets sold during the period	16	25	359	285	685
Purchases, sales and settlements, net	(6)	(402)	(1,396)	(46,306)	(48,110)
Transfers in and/or out of Level 3	—	205	—	—	205

Balance at end of year	¥139	¥229	¥274	¥28,444	¥29,086

For the year ended March 31, 2011	Yen (millions)
	Equity securities	Corporate bonds	Government, agency and local bonds	Pooled funds		Total
				Hedge funds	Commingled and other mutual funds
Balance at beginning of year	¥139	¥229	¥274	¥28,444	¥—	¥29,086
Actual return on plan assets:
Relating to assets still held at the reporting date	(56)	—	—	(276)	—	(332)
Relating to assets sold during the period	(7)	19	—	(133)	—	(121)
Purchases, sales and settlements, net	290	931	—	27,429	686	29,336
Transfers in and/or out of Level 3	(106)	(157)	(274)	—	—	(537)

Balance at end of year	¥260	¥1,022	¥—	¥55,464	¥686	¥57,432

Foreign plans
Fair Value of the Foreign Pension Plan Assets by Plan Category

The following tables present the fair value of the foreign pension plan assets by asset category as of March 31, 2010 and 2011.

As of March 31, 2010	Yen (millions)
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥2,083	¥—	¥—	¥2,083
Short-term investments	—	15,962	—	15,962
Equity securities	161,462	1	208	161,671
Corporate bonds	6	37,254	278	37,538
Government, agency and local bonds	2,651	35,470	3,966	42,087
Pooled funds:
Real estate funds	—	—	5,366	5,366
Private equity funds	—	—	5,228	5,228
Commingled and other mutual funds	—	104,360	27	104,387
Derivative instruments	(3)	(31)	(1)	(35)
Asset backed securities	—	4,955	406	5,361

Total	¥166,199	¥197,971	¥15,478	¥379,648

As of March 31, 2011	Yen (millions)
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥4,266	¥—	¥—	¥4,266
Short-term investments	235	5,684	—	5,919
Equity securities	140,404	57	—	140,461
Corporate bonds	—	44,838	47	44,885
Government, agency and local bonds	2,597	41,995	100	44,692
Pooled funds:
Real estate funds	—	—	11,698	11,698
Private equity funds	—	—	7,952	7,952
Hedge funds	—	—	7,148	7,148
Commingled and other mutual funds	—	118,579	1,354	119,933
Derivative instruments	(7)	(169)	1	(175)
Asset backed securities	—	8,692	94	8,786

Total	¥147,495	¥219,676	¥28,394	¥395,565

*	Information about three hierarchy levels is described in note 16.

Reconciliation for Level 3 Foreign Pension Plan Assets

The following tables present a reconciliation during the year ended March 31, 2010 and 2011 for Level 3 foreign pension plan assets.

	Yen (millions)
				Pooled funds
For the year ended March 31, 2010	Equity securities	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Commingled and other mutual funds	Derivative instruments	Asset backed securities	Total
Balance at beginning of year	¥8	¥586	¥2,979	¥3,514	¥—	¥—	¥1	¥—	¥7,088
Actual return on plan assets:
Relating to assets still held at the reporting date	8	32	152	(233)	233	10	—	5	207
Relating to assets sold during the period	(1)	52	93	—	—	—	3	—	147
Purchases, sales and settlements, net	193	(136)	982	94	5,114	14	(5)	399	6,655
Transfers in and/or out of Level 3	—	(225)	(86)	1,996	—	2	—	—	1,687
Foreign currency translation	—	(31)	(154)	(5)	(119)	1	—	2	(306)

Balance at end of year	¥208	¥278	¥3,966	¥5,366	¥5,228	¥27	¥(1)	¥406	¥15,478

	Yen (millions)
				Pooled funds
For the year ended March 31, 2011	Equity securities	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Hedge funds	Commingled and other mutual funds	Derivative instruments	Asset backed securities	Total
Balance at beginning of year	¥208	¥278	¥3,966	¥5,366	¥5,228	¥—	¥27	¥(1)	¥406	¥15,478
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	7	634	913	225	—	—	9	1,788
Relating to assets sold during the period	(3)	(34)	268	—	—	—	(2)	1	5	235
Purchases, sales and settlements, net	(190)	(175)	(3,840)	6,165	4,690	7,143	737	2	(267)	14,265
Transfers in and/or out of Level 3	1	1	14	6	(2,425)	—	586	—	(24)	(1,841)
Foreign currency translation	(16)	(23)	(315)	(473)	(454)	(220)	6	(1)	(35)	(1,531)

Balance at end of year	¥—	¥47	¥100	¥11,698	¥7,952	¥7,148	¥1,354	¥1	¥94	¥28,394